Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2012
Related Party Transactions [Abstract]
Summary of employment agreement with related parties

Executive Title	Term*	Annual Salary**	Options***
Dr. Ruggero Santilli, Chairman of the Board and Chief Scientist	March 31, 2014	$180,000	37,500 vesting per quarter, exercisable at $1.50
Luisa Ingargiola, Chief Financial Officer	March 31, 2014	$120,000	25,000 vesting per quarter, exercisable at $1.50
Ermanno Santilli, Chief Executive Officer	March 31, 2014	$144,000	37,500 vesting per quarter, exercisable at $1.50
Scott Wainwright, President	March 31, 2014	$120,000	37,500 vesting per quarter, exercisable at $1.50
*   Term is extendable at mutual consent.
** Annual salaries also stipulate performance bonuses, to be determined and approved by Board of Directors.
*** Options, valued to be $3,921,900, using Black-Scholes method, The Company recognizes stock-based compensation, on a straight-line basis over the ratable vesting period.  Assumptions used in the calculation were: volatility of 31.6%; estimated life of 2.5 years; 0% forfeiture; and risk free interest rate of .39%.  The Company has recognized $325,900 as stock-based compensation in the current quarter ending June 30, 2012.